Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
5.1. Accounting policy
Cash and cash equivalents in the statement of financial position comprise cash at banks and short-term deposits with a maturity of three months or less from the date of acquisition, which are subject to an insignificant risk of changes in value, and readily convertible into cash.
5.2. Currency denomination

	December 31, 2024	December 31, 2023

Denominated in R$	5,157,035	2,128,425
Denominated in US$	70,619	47,991
	5,227,654	2,176,416